Property and Equipment (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Depreciation and amortization	$ 1,117	$ 1,477	$ 5,286	$ 5,935
Property and Equipment [Member]
Depreciation and amortization	$ 73	$ 79	$ 248	$ 349